Operating Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Maturity Analysis of the Undiscounted Cash Flows of Operating Lease Liabilities
A maturity analysis of the annual undiscounted cash flows of the Company’s operating lease liabilities as of June 30, 2025 and December 31, 2024, is presented in the following table:

	December 31, 2024	June 30, 2025
	(in thousands)
One year	$1,314	$742
Two years	1,138	1,290
Three years	1,342	1,515
Four years	92	139
Five years	23	25
Total undiscounted operating lease commitments	3,909	3,711
Less: discount adjustment	(155)	(135)
Total operating lease liabilities	3,754	3,576
Less: current portion	(1,180)	(1,289)
Operating lease liabilities, non-current portion	$2,574	$2,287